INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2014
INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (UNAUDITED)
Schedule of changes in Level 3 assets

Asset	Beginning Balance 4/1/2014	Purchases	Payments on Brand Contract	Realized Gain	Unrealized Gains	Ending Balance 6/30/2014
Vernon Davis Brand Contract	$—	4,000,000	406,869	5,488	169,693	3,768,312

Schedule of general effects on changes in inputs on the fair value of assets

Increase In:	Effect on brand contract fair value	Decrease In:	Effect on brand contract fair value	Range of inputs	Weighted Average of inputs
Discount Rate	Decrease	Discount Rate	Increase	10.0% - 15.0%	12.4%
Career Length	Increase	Career Length	Decrease	1 - 17 years	5.5 years
Comparable Player NFL Contracts	Increase	Comparable Player NFL Contracts	Decrease	$32.6 million - $34.1 million	$33.3 million